Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF Annual Fund Operating Expenses - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF - Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%